Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Dividends receivable and other amounts due from related parties	$ 1,259	$ 573
Amounts due to related parties	164	200
Other receivables
Related Party Transactions
Dividends receivable and other amounts due from related parties	9	123
Ship management creditors
Related Party Transactions
Amounts due to related parties	124	328
Amounts due to related parties
Related Party Transactions
Amounts due to related parties	164	200
Reimbursement of expenses incurred, payables for office lease and other operating expenses
Related Party Transactions
Amounts due to related parties	164	200
Associates | Dividends receivable
Related Party Transactions
Dividends receivable and other amounts due from related parties	$ 1,250	$ 450